INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
5.	INVENTORIES

Inventory consisted of the following:
	As of December 31,
	2010	2011

Raw material and consumables	110	115
Third-party hardware	1,524	461

Total	1,634	576